Supplemental Disclosures of Cash Flow Data	12 Months Ended
Dec. 31, 2011
Supplemental Disclosures of Cash Flow Data [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA
23.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA

The following table is provided as a supplement to the Company’s indirect-method statement of cash flows:

	For the year ended December 31,
(In thousands)	2011	2010	2009
Common stock issued in the RBF acquisition, 203,218 shares	$3,587	$—	$—
Common stock (reclaimed)/issued in the LPA acquisition, 2,022 and 226,447 shares, respectively	(40)	8,062	—
Income taxes paid	22,648	14,328	19,286
Income tax refunds	(1,677)	(87)	(436)
Interest paid	23	23	14

Assets acquired on credit or through capital lease obligations were nominal for the years ended December 31, 2011, 2010 and 2009.